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                                                        ------------------------
                                                               OMB APPROVAL
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [ ]; Amendment Number: ___________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Falcon Investment Management LLC
Address: 4350 Von Karman Avenue, 4th Floor
         Newport Beach, California 92660

Form 13F File Number: 28 - 12667

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Richard Merage
Title: President
Phone: (949) 474-5804

Signature, Place, and Date of Signing:

   /s/ Richard Merage            Newport Beach, CA             02/12/09
-------------------------      ---------------------        ---------------
       [Signature]                 [City, State]                [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [None]

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 87

Form 13F Information Table Value Total: $ 137,448
                                        -----------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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

                           FORM 13F INFORMATION TABLE

       COLUMN 1                   COLUMN 2        COLUMN 3 COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7         COLUMN 8
---------------------------- ------------------- --------- -------- ------------------ ---------- --------  ----------------------
                                                                                                               VOTING AUTHORITY
                                  TITLE OF                   VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    ----------------------
      NAME OF ISSUER               CLASS          CUSIP    (X$1000)  PRN AMT  PRN CALL DISCRETION   MGRS      SOLE     SHARED NONE
---------------------------- ------------------- --------- -------- --------- --- ---- ---------- --------  --------- ------- ----
A.D.A.M., INC.                       COM         00088U108   1,499    374,702 SH          SOLE                374,702
ADMINISTAFF INC                      COM         007094105   1,644     75,840 SH          SOLE                 75,840
AMERICREDIT CORP                     COM         03060R101   1,955    255,929 SH          SOLE                255,929
APPLE, INC.                          COM         037833100   4,097     48,000 SH          SOLE                 48,000
AVIS BUDGET GROUP INC                COM         053774105      42     60,000 SH          SOLE                 60,000
BAIDU.COM, INC.              SPONSORED ADR REP A 56752108      392      3,000 SH          SOLE                  3,000
THE BANCORP INC                      COM         05969A105     805    214,722 SH          SOLE                214,722
BARNES & NOBLE, INC                  COM         067774109      30      2,000 SH          SOLE                  2,000
BLACKSTONE GROUP LP/THE              COM         09253U108     786    120,400 SH          SOLE                120,400
BEBE STORES INC                      COM         075571109   1,881    251,812 SH          SOLE                251,812
BJS RESTAURANTS INC                  COM         09180C106   4,590    426,141 SH          SOLE                426,141
BLOCKBUSTER INC                    CLASS A       93679108       27     21,400 SH          SOLE                 21,400
BLUE NILE, INC.                      COM         09578R103     490     20,000 SH          SOLE                 20,000
BRUSH ENGINEERED MATLS INC           COM         117421107      74      5,786 SH          SOLE                  5,786
BUFFALO WILD WINGS, INC.             COM         119848109     308     12,000 SH          SOLE                 12,000
CARMIKE CINEMAS INC                  COM         143436400      26      7,200 SH          SOLE                  7,200
CASUAL MALE RETAIL GRP INC           COM         148711104       8     14,700 SH          SOLE                 14,700
CHEESECAKE FACTORY
 INCORPORATED (THE)                  COM         163072101   3,566    353,118 SH          SOLE                353,118
CITI TRENDS, INC.                    COM         17306X102   6,076    412,750 SH          SOLE                412,750
COOPER TIRE & RUBBER CO.             COM         216831107   1,386    225,000 SH          SOLE                225,000
CRACKER BARREL OLD
 COUNTRY STORE INC                   COM         22410J106   1,750     85,016 SH          SOLE                 85,016
CTRIP.COM INTERNATIONAL,
 LTD.                                ADR         22943F100   1,399     58,800 SH          SOLE                 58,800
CUMULUS MEDIA INC                  CLASS A       231082108      29     11,500 SH          SOLE                 11,500
DESIGN WITHIN REACH                  COM         250557105     205    301,800 SH          SOLE                301,800
DOVER MOTORSPORTS INC                COM         260174107      13     10,200 SH          SOLE                 10,200
DRESS BARN INC                       COM         261570105   2,820    262,545 SH          SOLE                262,545
EOG RESOURCES INC                    COM         26875P101   1,864     28,000 SH          SOLE                 28,000
ECLIPSYS CORP                        COM         278856109     851     60,000 SH          SOLE                 60,000
ENTERPRISE GP HOLDINGS L.P.          COM         293716106   1,537     88,190 SH          SOLE                 88,190
FLIR SYSTEMS INC                     COM         302445101   1,921     62,620 SH          SOLE                 62,620
FMC TECHNOLOGIES INC                 COM         30249U101     953     40,000 SH          SOLE                 40,000
FLUOR CORPORATION                    COM         343412102   3,603     80,300 SH          SOLE                 80,300
4 KIDS ENTERTAINMENT INC             COM         350865101     113     57,600 SH          SOLE                 57,600
GENESCO INC.                         COM         371532102     179     10,601 SH          SOLE                 10,601
GMARKET INC.                    SPONSORED ADR    38012G100     762     44,197 SH          SOLE                 44,197
GOLDMAN SACHS GROUP,
 INC.(THE)                           COM         38141G104   4,207     49,850 SH          SOLE                 49,850
GOOGLE, INC.                       CLASS A       38259P508   2,184      7,100 SH          SOLE                  7,100
GYMBOREE CORP.                       COM         403777105      37      1,400 SH          SOLE                  1,400
HQ SUSTAINABLE MARITIME
 IND, INC                            COM         40426A208   3,229    412,410 SH          SOLE                412,410
HANSEN NATURAL CORP                  COM         411310105  10,168    303,250 SH          SOLE                303,250
HEELYS, INC.                         COM         42279M107      58     25,368 SH          SOLE                 25,368
THE HERSHEY COMPANY                  COM         427866108     174      5,000 SH          SOLE                  5,000
HOOKER FURNITURE CORP                COM         439038100     928    121,088 SH          SOLE                121,088
HOVNANIAN K ENTERPRISES INC        CLASS A       442487203      13      7,600 SH          SOLE                  7,600
ITT EDUCATIONAL SERVICES INC         COM         45068B109   5,873     61,835 SH          SOLE                 61,835
ITT CORPORATION                      COM         450911102   1,725     37,500 SH          SOLE                 37,500
ISHARES INDEX                     MSCI JAPAN     464286848   2,682    280,000 SH          SOLE                280,000
ISHARES INDEX                   MSCI HONG KONG   464286871     146     14,100 SH          SOLE                 14,100
JACK IN THE BOX INC.                 COM         466367109   2,798    126,672 SH          SOLE                126,672
JEFFERIES GROUP INC (NEW)            COM         472319102   2,549    181,313 SH          SOLE                181,313
KB HOME                              COM         48666K109   2,424    178,000 SH          SOLE                178,000
KONA GRILL, INC.                     COM         50047H201     110     50,000 SH          SOLE                 50,000
LAMAR ADVERTISING CO               CLASS A       512815101   1,256    100,000 SH          SOLE                100,000
LANDRYS RESTAURANTS INC              COM         51508L103      56      4,832 SH          SOLE                  4,832
LAYNE CHRISTENSEN COMPANY            COM         521050104   2,354     98,025 SH          SOLE                 98,025
LIFEWAY FOODS INC                    COM         531914109      43      4,800 SH          SOLE                  4,800
MASSEY ENERGY COMPANY                COM         576206106   1,520    110,200 SH          SOLE                110,200
MATRIX SERVICE COMPANY               COM         576853105   1,150    149,945 SH          SOLE                149,945
MEDIFAST, INC.                       COM         58470H101     387     70,171 SH          SOLE                 70,171
MIDAS INC                            COM         595626102      42      4,000 SH          SOLE                  4,000
MORGAN STANLEY                       COM         617446448   2,294    143,000 SH          SOLE                143,000
NAUTILUS INC                         COM         63910B102      25     11,100 SH          SOLE                 11,100

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

OFFICE DEPOT INC                     COM         676220106   4,427  1,485,452 SH          SOLE            1,485,452
PATRIOT COAL CORPORATION             COM         70336T104     215     34,400 SH          SOLE               34,400
PERICOM SEMICONDUCTOR CORP           COM         713831105     632    115,305 SH          SOLE              115,305
POWERSHARES ETF TRUST          WATER RESOURCES   73935X575     288     20,000 SH          SOLE               20,000
PRE PAID LEGAL SERVICES INC          COM         740065107     773     20,731 SH          SOLE               20,731
ROSS STORES,INC                      COM         778296103   6,914    232,552 SH          SOLE              232,552
RUSS BERRIE AND COMPANY INC          COM         782233100     115     38,721 SH          SOLE               38,721
SEMICONDUCTOR HOLDERS TRUST  DEPOSITORY RECEIPTS 816636203     247     14,000 SH          SOLE               14,000
SOHU.COM INC                         COM         83408W103   1,649     34,831 SH          SOLE               34,831
SUN BANCORP INC (N.J.)               COM         86663B102      36      4,865 SH          SOLE                4,865
SURMODICS INC                        COM         868873100     549     21,738 SH          SOLE               21,738
TAKE TWO INTERACTIVE
 SOFTWARE INC                        COM         874054109     384     50,852 SH          SOLE               50,852
TERRA INDUSTRIES INC                 COM         880915103   1,280     76,800 SH          SOLE               76,800
TEXAS ROADHOUSE, INC.              CLASS A       882681109   3,086    398,188 SH          SOLE              398,188
TRINITY INDUSTRIES INC (DEL)         COM         896522109   4,164    264,195 SH          SOLE              264,195
TWEEN BRANDS INC                     COM         901166108     328     76,036 SH          SOLE               76,036
UAL CORPORATION                      COM         902549807   4,165    377,937 SH          SOLE              377,937
US AIRWAYS GROUP INC                 COM         90341W108     982    127,000 SH          SOLE              127,000
UNITED ONLINE INC                    COM         911268100     468     77,170 SH          SOLE               77,170
UNITED RENTALS, INC.                 COM         911363109     456     50,000 SH          SOLE               50,000
UNITED STATES OIL FUND LP           UNITS        91232N108   2,582     78,000 SH          SOLE               78,000
VISA INC.                        COM CLASS A     92826C839   3,409     65,000 SH          SOLE               65,000
VOLCOM, INC.                         COM         92864N101   2,493    228,724 SH          SOLE              228,724
WILLDAN GROUP INC                    COM         96924N100     419    210,733 SH          SOLE              210,733
TYCO INTERNATIONAL LTD.              COM         G9143X208   1,274     59,000 SH          SOLE               59,000

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